UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811- 07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	September 30, 2014

Date of reporting period:	June 30, 2014

Item 1. Schedule of Investments:

Putnam Money Market Liquidity Fund

The fund's portfolio
6/30/14 (Unaudited)

REPURCHASE AGREEMENTS (33.7%)(a)
			Principal amount	Value

Interest in $108,000,000 joint tri-party repurchase agreement dated 6/30/14 with Bank of Nova Scotia due 7/1/14 - maturity value of $60,000,133 for an effective yield of 0.080% (collateralized by various U.S. Treasury notes and bonds with coupon rates ranging from 0.625% to 8.125% and due dates ranging from 5/31/16 to 5/15/44, valued at $110,160,253)			$60,000,000	$60,000,000

Interest in $85,000,000 tri-party term repurchase agreement dated 6/26/14 with Barclays Capital, Inc. due 7/3/14 - maturity value of $85,000,826 for an effective yield of 0.05% (collateralized by various mortgage backed securities with coupon rates ranging from 1.940% to 5.629% and due dates ranging from 5/1/20 to 5/1/44, valued at $86,700,000)			85,000,000	85,000,000

Interest in $357,933,000 joint tri-party repurchase agreement dated 6/30/14 with Citigroup Global Markets, Inc./Salomon Brothers due 7/1/14 - maturity value of $107,786,299 for an effective yield of 0.10% (collateralized by a mortgage backed security and various U.S. Treasury notes and bonds with coupon rates ranging from 0.125% to 5.500% and due dates ranging from 6/30/15 to 2/15/44, valued at $365,091,754)			107,786,000	107,786,000

Interest in $255,000,000 joint tri-party term repurchase agreement dated 6/26/14 with Citigroup Global Markets, Inc./Salomon Brothers due 7/3/14 - maturity value of $85,001,322 for an effective yield of 0.08% (collateralized by a mortgage backed security and various U.S. Treasury notes and bonds with coupon rates ranging from 0.250% to 3.500% and due dates ranging from 4/30/15 to 2/20/43, valued at $260,100,018)			85,000,000	85,000,000

Interest in $200,000,000 joint tri-party repurchase agreement dated 6/30/14 with Goldman, Sachs & Co. due 7/1/14 - maturity value of $100,000,278 for an effective yield of 0.10% (collateralized by various mortgage backed securities with coupon rates ranging from 2.561% to 5.500% and due dates ranging from 1/1/25 to 6/1/44, valued at $204,000,001)			100,000,000	100,000,000

Interest in $100,000,000 joint tri-party term repurchase agreement dated 6/24/14 with Merrill Lynch, Pierce, Fenner and Smith Inc. due 7/1/14 - maturity value of $33,100,386 for an effective yield of 0.060% (collateralized by various mortgage backed securities with coupon rates ranging from 0.000% to 4.000% and due dates ranging from 6/1/42 to 6/1/44, valued at $102,000,000)			33,100,000	33,100,000

Interest in $200,000,000 joint tri-party repurchase agreement dated 6/30/14 with RBC Capital Markets, LLC due 7/1/14 - maturity value of $73,800,185 for an effective yield of 0.090% (collateralized by various mortgage backed securities with coupon rates ranging from 2.500% to 5.000% and due dates ranging from 1/1/28 to 3/1/44, valued at $204,000,510)			73,800,000	73,800,000

Interest in $65,000,000 joint tri-party term repurchase agreement dated 2/19/14 with RBC Capital Markets, LLC due 7/21/14 - maturity value of $19,006,418 for an effective yield of 0.080% (collateralized by various mortgage backed securities with coupon rates ranging from 0.000% to 4.000% and due dates ranging from 6/1/28 to 6/1/44, valued at $66,319,448)(IR)			19,000,000	19,000,000

Interest in $50,000,000 tri-party repurchase agreement dated 6/30/14 with UBS Warburg - London due 7/1/14 - maturity value of $50,000,097 for an effective yield of 0.070% (collateralized by a U.S. Treasury note with a coupon rate of 1.375% and a due date of 9/30/18, valued at $51,000,088)			50,000,000	50,000,000

Total repurchase agreements (cost $613,686,000)				$613,686,000

U.S. GOVERNMENT AGENCY OBLIGATIONS (24.7%)(a)
	Yield (%)	Maturity date	Principal amount	Value

Federal Farm Credit Bank unsec. discount notes	0.130	7/16/14	$21,500,000	$21,498,835

Federal Farm Credit Bank unsec. discount notes	0.110	12/16/14	11,000,000	10,994,353

Federal Farm Credit Bank unsec. discount notes	0.060	7/22/14	17,750,000	17,749,379

Federal Farm Credit Bank unsec. discount notes	0.110	7/15/14	25,000,000	24,998,931

Federal Home Loan Bank unsec. discount notes	0.070	8/22/14	22,000,000	21,997,776

Federal Home Loan Bank unsec. discount notes	0.110	8/15/14	20,000,000	19,997,250

Federal Home Loan Bank unsec. discount notes	0.120	8/1/14	5,315,000	5,314,703

Federal Home Loan Bank unsec. discount notes	0.060	7/24/14	18,000,000	17,999,310

Federal Home Loan Bank unsec. discount notes	0.055	7/18/14	11,000,000	10,999,714

Federal Home Loan Bank unsec. discount notes	0.060	7/2/14	13,000,000	12,999,978

Federal Home Loan Mortgage Corporation unsec. discount notes	0.090	12/15/14	8,500,000	8,496,451

Federal Home Loan Mortgage Corporation unsec. discount notes	0.100	10/8/14	11,000,000	10,996,975

Federal Home Loan Mortgage Corporation unsec. discount notes	0.050	8/13/14	41,400,000	41,397,528

Federal Home Loan Mortgage Corporation unsec. discount notes	0.115	8/11/14	12,182,000	12,180,405

Federal Home Loan Mortgage Corporation unsec. discount notes	0.130	7/22/14	20,000,000	19,998,483

Federal Home Loan Mortgage Corporation unsec. discount notes	0.050	7/7/14	10,000,000	9,999,917

Federal National Mortgage Association unsec. discount notes	0.115	11/17/14	23,000,000	22,989,787

Federal National Mortgage Association unsec. discount notes	0.150	10/27/14	11,000,000	10,994,592

Federal National Mortgage Association unsec. discount notes	0.160	10/1/14	33,500,000	33,486,302

Federal National Mortgage Association unsec. discount notes	0.120	9/24/14	29,500,000	29,491,642

Federal National Mortgage Association unsec. discount notes	0.060	8/27/14	6,000,000	5,999,430

Federal National Mortgage Association unsec. discount notes	0.060	8/18/14	3,414,000	3,413,727

Federal National Mortgage Association unsec. discount notes	0.080	8/1/14	5,000,000	4,999,656

Federal National Mortgage Association unsec. discount notes	0.050	7/30/14	11,000,000	10,999,557

Federal National Mortgage Association unsec. discount notes	0.060	7/29/14	2,400,000	2,399,888

Federal National Mortgage Association unsec. discount notes	0.088	7/23/14	44,654,000	44,651,609

Federal National Mortgage Association unsec. discount notes	0.100	7/2/14	13,250,000	13,249,963

Total U.S. Government agency obligations (cost $450,296,141)				$450,296,141

COMMERCIAL PAPER (16.3%)(a)
	Yield (%)	Maturity date	Principal amount	Value

American Honda Finance Corp.	0.100	8/7/14	$22,000,000	$21,997,739

Chevron Corp.	0.080	8/8/14	17,500,000	17,498,522

Chevron Corp.	0.075	7/16/14	14,500,000	14,499,547

Coca-Cola Co. (The)	0.100	8/22/14	12,000,000	11,998,267

Coca-Cola Co. (The)	0.110	8/21/14	7,000,000	6,998,909

COFCO Capital Corp Rabobank Nederland/NY (LOC)	0.180	7/15/14	4,400,000	4,399,692

Commonwealth Bank of Australia (Australia)	0.135	8/26/14	18,000,000	17,996,220

DnB Bank ASA (Norway)	0.165	8/18/14	19,500,000	19,495,710

Export Development Canada (Canada)	0.100	12/2/14	6,000,000	5,997,433

Export Development Canada (Canada)	0.130	9/2/14	5,700,000	5,698,703

Export Development Canada (Canada)	0.140	8/5/14	14,800,000	14,797,986

General Electric Capital Corp.	0.120	8/15/14	21,000,000	20,996,850

Nestle Capital Corp.	0.080	8/26/14	10,000,000	9,998,756

Nordea Bank AB 144A (Sweden)	0.120	7/2/14	19,000,000	18,999,937

Proctor & Gamble Co. (The) 144A	0.120	9/16/14	8,250,000	8,248,235

Rabobank USA Financial Corp. (Netherlands)	0.160	7/10/14	11,000,000	10,999,560

Roche Holdings, Inc. (Switzerland)	0.070	7/7/14	11,500,000	11,499,866

Roche Holdings, Inc. 144A (Switzerland)	0.076	8/7/14	6,500,000	6,499,491

Standard Chartered Bank/New York	0.190	9/3/14	9,000,000	8,996,960

State Street Corp.	0.130	9/2/14	18,500,000	18,495,791

Svenska Handelsbanken, Inc. (Sweden)	0.150	8/19/14	19,000,000	18,996,121

Toyota Motor Credit Corp.	0.130	7/3/14	22,000,000	21,999,841

Total commercial paper (cost $297,110,136)				$297,110,136

U.S. TREASURY OBLIGATIONS (7.9%)(a)
	Yield (%)	Maturity date	Principal amount	Value

U.S. Treasury Bills	0.133	11/13/14	$23,000,000	$22,988,572

U.S. Treasury Bills	0.138	8/21/14	40,750,000	40,742,176

U.S. Treasury Bills	0.088	7/24/14	39,000,000	38,997,807

U.S. Treasury Notes(k)	0.094	4/30/16	17,950,000	17,951,098

U.S. Treasury Notes(k)	0.070	1/31/16	23,650,000	23,644,245

Total U.S. treasury Obligations (cost $144,323,898)				$144,323,898

ASSET-BACKED COMMERCIAL PAPER (8.2%)(a)
	Yield (%)	Maturity date	Principal amount	Value

Fairway Finance, LLC (Canada)	0.140	8/11/14	$7,000,000	$6,998,884

Fairway Finance, LLC (Canada)	0.140	8/5/14	10,974,000	10,972,506

Gotham Funding Corp. (Japan)	0.150	8/5/14	20,000,000	19,997,083

Liberty Street Funding, LLC (Canada)	0.130	7/2/14	3,500,000	3,499,987

Liberty Street Funding, LLC 144A (Canada)	0.180	8/5/14	15,000,000	14,997,375

Manhattan Asset Funding Co., LLC 144A (Japan)	0.140	7/16/14	17,500,000	17,498,979

MetLife Short Term Funding, LLC 144A	0.110	7/14/14	13,250,000	13,249,474

Old Line Funding, LLC 144A	0.180	9/24/14	11,000,000	10,995,325

Old Line Funding, LLC 144A	0.150	8/20/14	8,000,000	7,998,333

Regency Markets No. 1, LLC 144A	0.140	7/15/14	17,500,000	17,499,047

Thunder Bay Funding, LLC	0.120	7/21/14	18,500,000	18,498,767

Working Capital Management Co. 144A (Japan)	0.140	7/8/14	7,725,000	7,724,790

Total asset-backed commercial paper (cost $149,930,550)				$149,930,550

CERTIFICATES OF DEPOSIT (3.4%)(a)
	Interest rate (%)	Maturity date	Principal amount	Value

Australia & New Zealand Banking Group, Ltd./New York	0.130	8/7/14	$22,000,000	$22,000,000

National Australia Bank, Ltd./New York (Australia)	0.100	8/15/14	20,000,000	20,000,000

Toronto-Dominion Bank/NY (Canada)	0.120	8/18/14	20,000,000	20,000,000

Total certificates of deposit (cost $62,000,000)				$62,000,000

MUNICIPAL BONDS AND NOTES (3.4%)(a)
	Yield (%)	Maturity date	Principal amount	Value

Johns Hopkins University Commercial Paper, Ser. B	0.070	8/4/14	$5,000,000	$5,000,000

NC Cap. Facs. Fin. Agcy. Commercial Paper (Duke U.), Ser. A2	0.070	7/1/14	12,173,000	12,173,000

Princeton University Commercial Paper	0.080	7/15/14	7,835,000	7,835,000

WI State Hlth. & Edl. Facs. Auth. VRDN
(Wheaton Franciscan Svcs.), Ser. B (U.S. Bank, N.A. (LOC))(M)	0.060	8/15/33	5,040,000	5,040,000
(Med. College of WI), Ser. B (U.S. Bank, N.A. (LOC))(M)	0.040	12/1/33	13,000,000	13,000,000

Yale University Commercial Paper	0.087	8/6/14	18,150,000	18,148,426

Total municipal bonds and notes (cost $61,196,426)				$61,196,426

TIME DEPOSITS (2.4%)(a)
	Interest rate (%)	Maturity date	Principal amount	Value

Australia & New Zealand Banking Group, Ltd. (Cayman Islands)	0.080	7/1/14	$17,500,000	$17,500,000

Credit Agricole Corporate and Investment Bank/New York (Cayman Islands)	0.060	7/1/14	9,000,000	9,000,000

Svenska Handelsbanken/Cayman Islands (Sweden)	0.020	7/1/14	17,500,000	17,500,000

Total time deposits (cost $44,000,000)				$44,000,000

TOTAL INVESTMENTS

Total investments (cost $1,822,543,151)(b)				$1,822,543,151

Key to holding's abbreviations
LOC	Letter of Credit
VRDN	Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period.

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2013 through June 30, 2014 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $1,822,147,607.
(b)	The aggregate identified cost on a financial reporting and tax basis is the same.
(k)	The rates shown are the current interest rates at the close of the reporting period.
(M)	The security's effective maturity date is less than one year.
(IR)	Repurchase agreements with a maturity of more than seven days are considered to be illiquid investments.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: The valuation of the fund’s portfolio instruments is determined by means of the amortized cost method (which approximates fair value) as set forth in Rule 2a-7 under the Investment Company Act of 1940. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity and is generally categorized as a Level 2 security.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Asset-backed commercial paper	$—	$149,930,550	$—
Certificates of deposit	—	62,000,000	—
Commercial paper	—	297,110,136	—
Municipal bonds and notes	—	61,196,426	—
Repurchase agreements	—	613,686,000	—
Time deposits	—	44,000,000	—
U.S. government agency obligations	—	450,296,141	—
U.S. treasury obligations	—	144,323,898	—

Totals by level	$—	$1,822,543,151	$—

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of Nova Scotia	Barclays Capital, Inc.	Citigroup Global Markets, Inc./Salomon Brothers	Goldman, Sachs & Co.	Merrill Lynch, Pierce, Fenner and Smith Inc.	RBC Capital Markets, LLC	UBS Warburg - London	Total

	Assets:
	Repurchase agreements	$60,000,000	$85,000,000	$192,786,000	$100,000,000	$33,100,000	$92,800,000	$50,000,000	$613,686,000

	Total Assets	$60,000,000	$85,000,000	$192,786,000	$100,000,000	$33,100,000	$92,800,000	$50,000,000	$613,686,000

	Total Financial and Derivative Net Assets	$60,000,000	$85,000,000	$192,786,000	$100,000,000	$33,100,000	$92,800,000	$50,000,000	$613,686,000
	Total collateral received (pledged)##†	$60,000,000	$85,000,000	$192,786,000	$100,000,000	$33,100,000	$92,800,000	$50,000,000
	Net amount	$—	$—	$—	$—	$—	$—	$—

†	Additional collateral may be required from certain brokers based on individual agreements.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: August 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: August 27, 2014

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: August 27, 2014